Annual Total Returns[BarChart] - Transamerica BlackRock iShares Edge 40 VP - Initial	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.81%	6.14%	7.18%	5.56%	(0.08%)	2.22%	9.74%	(4.14%)	15.31%	9.65%